Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 50,434		$ 50,364
Trading
Trading securities	252,210		219,067
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	314,038		309,683
Loans	1,108,730		1,042,422
Derivatives
Derivatives	162,386		177,206
Deposits
Personal	538,618		529,740
Business and government	1,026,919		946,314
Bank	79,036		39,562
Other
Obligations related to securities sold short	59,405		49,891
Obligations related to assets sold under repurchase agreements and securities loaned	325,185		289,516
Derivatives
Total derivatives	167,038		183,953
Subordinated liabilities	13,580		13,961
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,375)		(2,067)
Financial assets	(1,375)		(2,067)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,375)		(2,067)
Financial liabilities	(1,375)		(2,067)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	119,496		118,691
Investment
Investment securities	38,410		32,453
Derivatives
Total gross derivatives, assets	5,666		11,478
Other assets	6,796		6,108
Financial assets	170,368		168,730
Other
Obligations related to securities sold short	18,090		18,678
Derivatives
Total gross derivatives, liabilities	5,348		12,657
Financial liabilities	23,438		31,335
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	40,521		40,455
Trading
Trading securities	129,176		97,481
Investment
Investment securities	251,268		208,597
Assets purchased under reverse repurchase agreements and securities borrowed	236,944		226,213
Loans	12,853		10,710
Derivatives
Total gross derivatives, assets	157,712		167,333
Other assets	13,010		8,270
Financial assets	841,484		759,059
Deposits
Personal	46,049		41,943
Business and government	191,133		169,003
Bank	4,195		2,908
Other
Obligations related to securities sold short	41,315		31,213
Obligations related to assets sold under repurchase agreements and securities loaned	269,759		242,916
Derivatives
Total gross derivatives, liabilities	161,701		172,016
Other liabilities	20,198		21,688
Subordinated liabilities	217		232
Financial liabilities	734,567		681,919
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	3,538		2,895
Investment
Investment securities	825		745
Loans	2,189		1,274
Derivatives
Total gross derivatives, assets	383		462
Other assets	1		4
Financial assets	6,936		5,380
Deposits
Personal	228		301
Derivatives
Total gross derivatives, liabilities	1,364		1,347
Financial liabilities	1,592		1,648
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	21,400		17,707
Investment
Investment securities	29,063		30,110
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	3,169		2,864
Investment
Investment securities	14,542		9,756
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	23,529		16,891
Investment
Investment securities	13,750		11,318
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,647		435
Investment
Investment securities	0		196
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	53,493		40,322
Investment
Investment securities	155,891		130,495
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	7,636		7,152
Investment
Investment securities	8,709		1,600
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	10,310		7,265
Investment
Investment securities	22,141		10,333
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	77		74
Investment
Investment securities	2,937		2,645
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	31		29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	2,119		1,295
Investment
Investment securities	10,774		10,139
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	31,716		25,957
Investment
Investment securities	30,884		33,544
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	18		32
Investment
Investment securities	122		134
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	88,813		93,397
Investment
Investment securities	638		547
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	4,763		2,813
Investment
Investment securities	349		367
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	3,520		2,863
Investment
Investment securities	672		582
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	28,653		25,871
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	234		293
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	72,065		100,604
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	51		102
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	381		350
Total gross fair value [member] | Credit derivatives [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	0		2
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	5,666		11,478
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	57,555		41,543
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	135		110
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(942)		(1,035)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	(37)		(45)
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	25,137		20,679
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	948		901
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	67,353		95,045
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	27		46
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	276		262
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	5,348		12,657
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	69,030		56,287
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	390		366
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(95)		(257)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(1)		34
Recurring [member]
Financial assets
Interest-bearing deposits with banks	40,521		40,455
Trading
Trading securities	252,210		219,067
Investment
Investment securities	290,503		241,795
Assets purchased under reverse repurchase agreements and securities borrowed	236,944		226,213
Loans	15,042		11,984
Derivatives
Total gross derivatives, assets	163,761		179,273
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,375)		(2,067)
Derivatives	162,386		177,206
Other assets	19,807		14,382
Financial assets	1,017,413		931,102
Deposits
Personal	46,277		42,244
Business and government	191,133		169,003
Bank	4,195		2,908
Other
Obligations related to securities sold short	59,405		49,891
Obligations related to assets sold under repurchase agreements and securities loaned	269,759		242,916
Derivatives
Total gross derivatives, liabilities	168,413		186,020
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,375)		(2,067)
Total derivatives	167,038		183,953
Other liabilities	20,198		21,688
Subordinated liabilities	217		232
Financial liabilities	758,222		712,835
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(228)	$ (188)	(301)	$ (569)	$ (542)	$ (478)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	24,569		20,571
Investment
Investment securities	43,605		39,866
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	23,529		16,891
Investment
Investment securities	13,750		11,318
Recurring [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	55,140		40,757
Investment
Investment securities	155,891		130,691
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	17,946		14,417
Investment
Investment securities	30,850		11,933
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	77		74
Investment
Investment securities	2,968		2,674
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	2,119		1,295
Investment
Investment securities	10,774		10,139
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	31,734		25,989
Investment
Investment securities	31,006		33,678
Recurring [member] | Equity securities [member]
Trading
Trading securities	97,096		99,073
Investment
Investment securities	1,659		1,496
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	28,887		26,164
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	72,116		100,706
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	381		352
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	63,356		53,131
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(979)		(1,080)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	26,085		21,580
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	67,380		95,091
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	276		262
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	74,768		69,310
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (96)		$ (223)